Accounting Principles - Leases contracts (Details) - EUR (€)	Dec. 31, 2020	Jan. 01, 2019
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Underlying assets of leases not restated	€ 5,000	€ 5,000